Borrowings (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Borrowings [Abstract]
Interest expense related to borrowing	$ 2,940	$ 2,521	$ 1,427
Property and equipment	$ 23,739	$ 27,047